Other long-term liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 137,450,000	$ 112,370,000
Deferred compensation plan liabilities	124,447,000	97,745,000
Other	39,185,000	33,477,000
Other long-term liabilities	$ 301,082,000	$ 243,592,000